LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.97%
INVESTMENT COMPANIES–96.97%
Equity Funds–45.07%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	4,331,609	$190,491,179
LVIP BlackRock Equity Dividend Fund	10,350,617	263,350,753
LVIP Channing Small Cap Value Fund	2,504,209	33,821,853
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	26,439,319	419,195,396
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	7,441,457	109,992,178
LVIP Nomura Mid-Cap Index Fund	2,909,659	137,853,841
LVIP SSGA Mid-Cap Index Fund	14,923,678	196,992,545
LVIP SSGA Nasdaq-100 Index Fund	2,108,905	33,966,023
LVIP SSGA S&P 500 Index Fund	20,278,015	653,459,045
LVIP SSGA Small-Cap Index Fund	3,106,651	109,003,055
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,555,890	132,945,423
		2,281,071,291
Fixed Income Funds–28.30%
*Lincoln Bain Capital Total Credit Fund	6,166,009	62,153,373
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	6,750,406	64,473,128
LVIP Franklin Templeton Core Bond Fund	20,666,800	241,098,883
LVIP JPMorgan Core Bond Fund	96,405,017	959,711,944
LVIP JPMorgan High Yield Fund	7,957,757	79,625,321
LVIP SSGA Bond Index Fund	2,535,788	25,596,239
		1,432,658,888
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.66%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	4,231,297	$33,490,714
		33,490,714
International Equity Funds–22.94%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	4,534,531	47,390,379
LVIP Franklin Templeton Multi-Factor International Equity Fund	14,653,572	154,946,876
LVIP Loomis Sayles Global Growth Fund	5,685,002	95,422,759
LVIP MFS International Growth Fund	11,696,088	237,255,148
LVIP Mondrian International Value Fund	13,045,397	283,306,892
LVIP SSGA Emerging Markets Equity Index Fund	8,019,501	111,398,887
LVIP SSGA International Index Fund	17,276,002	231,532,978
		1,161,253,919
Total Affiliated Investments (Cost $3,552,060,457)		4,908,474,812

UNAFFILIATED INVESTMENT–2.74%
INVESTMENT COMPANY–2.74%
Money Market Fund–2.74%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	139,026,914	139,026,914
Total Unaffiliated Investment (Cost $139,026,914)		139,026,914

TOTAL INVESTMENTS–99.71% (Cost $3,691,087,371)	5,047,501,726
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	14,480,567
NET ASSETS APPLICABLE TO 362,696,741 SHARES OUTSTANDING–100.00%	$5,061,982,293

✧✧Standard Class shares.
*Class I shares.
LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
45	CME Australian Dollar Currency Futures	$3,097,124	$3,173,886	6/15/26	$—	$(76,762)
86	CME British Pound Currency Futures	7,108,975	7,207,944	6/15/26	—	(98,969)
133	CME Euro Foreign Exchange Currency Futures	19,260,894	19,395,663	6/15/26	—	(134,769)
116	CME Japanese Yen Currency Futures	9,184,300	9,260,808	6/15/26	—	(76,508)
6	CME Swedish Krona Currency Futures	1,270,499	1,313,705	6/15/26	—	(43,206)
					—	(430,214)
Equity Contracts:
152	CME E-mini Russell 2000 Index Futures	19,092,720	18,974,859	6/18/26	117,861	—
198	CME E-mini S&P 500 Index Futures	65,050,425	66,196,748	6/18/26	—	(1,146,323)
91	CME E-mini S&P MidCap 400 Index Futures	30,908,150	30,610,773	6/18/26	297,377	—
324	Eurex EURO STOXX 50 Futures	20,578,526	21,443,835	6/19/26	—	(865,309)
63	FTSE 100 Index Futures	8,504,623	8,691,451	6/19/26	—	(186,828)
44	ICE U.S. MSCI Emerging Markets Index Futures	3,200,120	3,292,158	6/19/26	—	(92,038)
49	OML Stockholm OMXS30 Index Futures	1,511,411	1,556,866	4/17/26	—	(45,455)
24	SFE S&P ASX Share Price Index 200 Futures	3,524,127	3,575,475	6/18/26	—	(51,348)
43	TSE TOPIX Futures	9,493,841	9,836,622	6/11/26	—	(342,781)
					415,238	(2,730,082)
Total Futures Contracts					$415,238	$(3,160,296)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes.
LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.97%@
Equity Funds-45.07%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$202,255,980	$16,454,817	$8,309,934	$(201,280)	$(19,708,404)	$190,491,179	4,331,609	$—	$—
✧✧LVIP BlackRock Equity Dividend Fund	289,523,779	43,436	23,627,075	1,114,736	(3,704,123)	263,350,753	10,350,617	—	—
✧✧LVIP Channing Small Cap Value Fund	38,467,297	5,887	6,997,083	2,127,314	218,438	33,821,853	2,504,209	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	446,894,698	12,563,201	18,067,810	766,180	(22,960,873)	419,195,396	26,439,319	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	118,026,225	17,899	10,830,744	1,548,981	1,229,817	109,992,178	7,441,457	—	—
✧✧LVIP Nomura Mid-Cap Index Fund	142,284,684	21,877	16,428,938	1,566,128	10,410,090	137,853,841	2,909,659	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	211,612,940	32,219	20,635,721	2,436,873	3,546,234	196,992,545	14,923,678	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	35,776,896	1,832,454	1,468,928	262,107	(2,436,506)	33,966,023	2,108,905	—	—
✧✧LVIP SSGA S&P 500 Index Fund	696,078,509	15,974,028	28,266,366	8,096,849	(38,423,975)	653,459,045	20,278,015	—	—
✧✧LVIP SSGA Small-Cap Index Fund	118,468,154	17,979	10,983,042	5,441,153	(3,941,189)	109,003,055	3,106,651	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	138,890,861	8,025,456	5,770,787	(385,935)	(7,814,172)	132,945,423	4,555,890	—	—
Fixed Income Funds-28.30%@
*Lincoln Bain Capital Total Credit Fund	62,708,313	1	—	—	(554,941)	62,153,373	6,166,009	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	77,318,085	9,944	13,617,863	(173,463)	936,425	64,473,128	6,750,406	—	—
✧✧LVIP Franklin Templeton Core Bond Fund	244,358,154	8,502,942	11,865,700	24,911	78,576	241,098,883	20,666,800	—	—
✧✧LVIP JPMorgan Core Bond Fund	969,598,954	29,585,702	39,367,262	(155,891)	50,441	959,711,944	96,405,017	—	—
✧✧LVIP JPMorgan High Yield Fund	81,710,244	1,903,777	3,851,826	4,141	(141,015)	79,625,321	7,957,757	—	—
✧✧LVIP SSGA Bond Index Fund	25,834,694	811,205	1,049,234	2,979	(3,405)	25,596,239	2,535,788	—	—
Global Equity Fund-0.66%@
✧✧LVIP BlackRock Real Estate Fund	35,841,526	5,569	2,990,177	460,484	173,312	33,490,714	4,231,297	—	—
International Equity Funds-22.94%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	51,597,643	7,954	6,603,522	2,076,104	312,200	47,390,379	4,534,531	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	158,320,562	1,679,946	6,579,098	33,863	1,491,603	154,946,876	14,653,572	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	102,186,619	10,893,293	4,196,936	(465,353)	(12,994,864)	95,422,759	5,685,002	—	—
✧✧LVIP MFS International Growth Fund	257,281,725	1,554,776	10,534,310	73,415	(11,120,458)	237,255,148	11,696,088	—	—
✧✧LVIP Mondrian International Value Fund	304,668,408	46,300	29,072,407	6,149,144	1,515,447	283,306,892	13,045,397	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	121,193,610	18,695	14,186,775	4,089,276	284,081	111,398,887	8,019,501	—	—
✧✧LVIP SSGA International Index Fund	254,238,430	38,663	26,730,800	10,734,957	(6,748,272)	231,532,978	17,276,002	—	—
Total	$5,185,136,990	$110,048,020	$322,032,338	$45,627,673	$(110,305,533)	$4,908,474,812		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
* Class I shares.
LVIP Global Growth Allocation Managed Risk Fund–3